CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 231		$ 507,427	$ (387,876)	$ 119,782
Balance, shares at Dec. 31, 2020	83,675,856
Options exercised		[1]	461	0	461
Options exercised, shares	115,877
Warrants exercised		[1]	425	0	425
Warrants exercised, shares	89,557
Issuance of ESPP shares		[1]	239	0	239
Issuance of ESPP shares, (in shares)	36,639
Stock-based compensation issued to employees, directors and non-employees	$ 0		1,916	0	1,916
Net loss	0		0	(19,402)	(19,402)
Balance at Jun. 30, 2021	$ 231		510,468	(407,278)	103,421
Balance, shares at Jun. 30, 2021	83,917,929
Balance at Dec. 31, 2021	$ 239		528,533	(422,079)	$ 106,693
Balance, shares at Dec. 31, 2021	86,433,432				86,433,432
Options exercised		[1]	104	0	$ 104
Options exercised, shares	33,186
Issuance of ESPP shares	$ 1		248	0	249
Issuance of ESPP shares, (in shares)	158,025
Stock-based compensation issued to employees, directors and non-employees	$ 0		2,189	0	2,189
Net loss	0		0	(18,854)	(18,854)
Balance at Jun. 30, 2022	$ 240		$ 531,074	$ (440,933)	$ 90,381
Balance, shares at Jun. 30, 2022	86,624,643				86,624,643

[1]	Represents an amount lower than $ 1.